Segments (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 40,753,476	¥ 290,441,871	$ 38,069,970	¥ 263,642,156
Cost of revenues	28,478,544	202,960,891	26,438,974	183,095,184
Gross profit	12,274,932	87,480,980	11,630,996	80,546,972
Depreciation and amortization	90,216	642,951	78,200	541,554
Total capital expenditures	462	3,294	$ 11,552,796	80,005,418
Total Assets	107,591,938				¥ 766,786,239	¥ 410,520,259
Central Processing Algorithm Services [Member]
Segment Reporting Information [Line Items]
Revenues		290,441,871		253,706,643
Cost of revenues		202,960,891		173,201,125
Gross profit		87,480,980		80,505,518
Depreciation and amortization		642,951		528,001
Total capital expenditures		3,294		79,977,517
Total Assets	$ 107,591,938				¥ 766,786,239	¥ 410,520,259
Intelligent Chips and Services [Member]
Segment Reporting Information [Line Items]
Revenues				9,935,513
Cost of revenues				9,894,059
Gross profit				41,454
Depreciation and amortization				13,553
Total capital expenditures				¥ 27,901